Consolidated Statements Of Financial Position - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Assets
Cash and cash equivalents	$ 168.2	$ 275.3
Trade receivables, net	266.0	245.6
Other receivables	19.4	22.9
Inventories	496.3	449.9
Prepaid expenses and other current assets	54.2	38.2
Current assets of business held for sale	603.0	601.0
Total current assets	1,607.1	1,632.9
Property, plant and equipment, net	503.1	366.1
Deferred charges and other	43.5	28.2
Goodwill	2,277.1	2,133.3
Intangible assets, net	1,612.0	1,534.8
Noncurrent assets of business held for sale	1,376.9	1,373.8
Total assets	7,419.7	7,069.1
Liabilities and Shareholder's Equity
Current portion of long-term debt	19.4	145.3
Accounts payable	371.6	314.8
Accrued wages and salaries	49.9	79.6
Accrued interest	48.5	39.3
Other current liabilities	123.4	104.5
Current liabilities of business held for sale	500.6	412.1
Total current liabilities	1,113.4	1,095.6
Long-term debt, net of current portion	3,752.3	3,414.7
Deferred income taxes	493.2	498.8
Other long-term liabilities	58.0	60.5
Noncurrent liabilities of business held for sale	156.1	155.5
Total liabilities	5,573.0	5,225.1
Commitments and contingencies (Note 19)
Shareholders' equity
Common stock, $0.01 par value: Authorized - 200.0 shares; Issued - 61.8 and 61.5 shares, respectively; Outstanding - 57.6 and 59.4 shares, respectively	0.6	0.6
Additional paid-in capital	2,145.3	2,073.6
Accumulated (deficit) earnings	262.3	63.6
Accumulated other comprehensive loss, net of tax	(209.6)	(229.4)
Treasury stock, at cost	(360.7)	(108.3)
Total shareholder's equity	1,837.9	1,800.1
Noncontrolling interest	8.8	43.9
Total equity	1,846.7	1,844.0
Total liabilities and equity	7,419.7	7,069.1
SB/RH Holdings, LLC [Member]
Assets
Cash and cash equivalents	168.2	270.8
Trade receivables, net	266.0	245.6
Other receivables	18.7	22.9
Inventories	496.3	449.9
Prepaid expenses and other current assets	54.2	38.2
Current assets of business held for sale	603.0	601.0
Total current assets	1,606.4	1,628.4
Property, plant and equipment, net	503.1	366.1
Deferred charges and other	28.4	17.1
Goodwill	2,277.1	2,133.3
Intangible assets, net	1,612.0	1,534.8
Noncurrent assets of business held for sale	1,376.9	1,373.8
Total assets	7,403.9	7,053.5
Liabilities and Shareholder's Equity
Current portion of long-term debt	19.4	145.3
Accounts payable	371.6	314.8
Accrued wages and salaries	49.9	79.6
Accrued interest	48.5	39.3
Other current liabilities	118.9	103.5
Current liabilities of business held for sale	500.6	412.1
Total current liabilities	1,108.9	1,094.6
Long-term debt, net of current portion	3,752.3	3,414.7
Deferred income taxes	493.2	498.8
Other long-term liabilities	58.0	60.5
Noncurrent liabilities of business held for sale	156.1	155.5
Total liabilities	5,568.5	5,224.1
Commitments and contingencies (Note 19)
Shareholders' equity
Other capital	2,079.0	2,000.9
Accumulated (deficit) earnings	(42.8)	8.1
Accumulated other comprehensive loss, net of tax	(209.6)	(229.4)
Total shareholder's equity	1,826.6	1,779.6
Noncontrolling interest	8.8	49.8
Total equity	1,835.4	1,829.4
Total liabilities and equity	$ 7,403.9	$ 7,053.5